                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 28, 2014
                                      TO
               PROSPECTUS DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement revises information in the prospectus dated April 28, 2008 (as supplemented) for the Vintage L/SM/ and Vintage XC/SM/ variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 842-9325 to request a free copy. Upon request, financial statements for First MetLife Investors Insurance Company will be sent to you without charge.

1. PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the bullet item under option (A) with the following:

    . 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis(R) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, and/ or the BlackRock Money Market Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

   Platform 1
   ----------

   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio

                                                                  SUPP-NYVIN414

   Platform 2
   ----------

   AllianceBernstein Global Dynamic Allocation Portfolio
   Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
   AQR Global Risk Balanced Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Tactical Strategies Portfolio
   ClearBridge Aggressive Growth Portfolio
   ClearBridge Variable Appreciation Portfolio
   ClearBridge Variable Equity Income Portfolio
   ClearBridge Variable Large Cap Value Portfolio
   Contrafund(R) Portfolio
   Franklin Income VIP Fund
   Invesco Balanced-Risk Allocation Portfolio
   Invesco Comstock Portfolio
   JPMorgan Global Active Allocation Portfolio
   MetLife Asset Allocation 20 Portfolio
   MetLife Asset Allocation 40 Portfolio
   MetLife Asset Allocation 60 Portfolio
   MetLife Asset Allocation 80 Portfolio
   MetLife Asset Allocation 100 Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Multi-Index Targeted Risk Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Oppenheimer Global Equity Portfolio
   PanAgora Global Diversified Risk Portfolio
   Pioneer Fund Portfolio
   Pioneer Strategic Income Portfolio
   Pyramis(R) Managed Risk Portfolio
   Schroders Global Multi-Asset Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Templeton Foreign VIP Fund
   Western Asset Variable Global High Yield Bond Portfolio
   WMC Large Cap Research Portfolio

   Platform 3
   ----------

   Invesco Mid Cap Value Portfolio
   Morgan Stanley Mid Cap Growth Portfolio

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   Platform 4
   ----------

   Clarion Global Real Estate Portfolio
   ClearBridge Variable Small Cap Growth Portfolio
   Invesco Small Cap Growth Portfolio
   JPMorgan Small Cap Value Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   Neuberger Berman Genesis Portfolio

2. LIVING BENEFITS

In the "LIVING BENEFITS" section, under "Description of GMIB Plus," add the following to the "Terminating the GMIB Plus Rider" subsection:

   If an Owner or Joint Owner dies and:

   . the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and

   . before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);

   we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.

In the "LIVING BENEFITS" section, under "Description of GMIB," add the following to the "Terminating the GMIB Rider" subsection:

   If an Owner or Joint Owner dies and:

   . the spouse elects to continue the contract and the GMIB rider as described above; and

   . before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate because it is the 30th day following the contract anniversary prior to the spouse's 85th birthday;

   we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 85th birthday, even though the 10-year waiting period has not elapsed.

In "LIVING BENEFITS" under "Description of the Lifetime Withdrawal Guarantee I," replace the "Investment Allocation Restrictions" paragraph with the following:

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   INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal
   Guarantee I rider, you are limited to allocating your purchase payments and account value among the following Investment Portfolios:

       (a)the AllianceBernstein Global Dynamic Allocation Portfolio
       (b)the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
       (c)the AQR Global Risk Balanced Portfolio
       (d)the BlackRock Global Tactical Strategies Portfolio
       (e)the BlackRock Money Market Portfolio
       (f)the Invesco Balanced-Risk Allocation Portfolio
       (g)the JPMorgan Global Active Allocation Portfolio
       (h)the MetLife Asset Allocation 20 Portfolio
       (i)the MetLife Asset Allocation 40 Portfolio
       (j)the MetLife Asset Allocation 60 Portfolio
       (k)the MetLife Asset Allocation 80 Portfolio
       (l)the MetLife Balanced Plus Portfolio
       (m)the MetLife Multi-Index Targeted Risk Portfolio
       (n)the PanAgora Global Diversified Risk Portfolio
       (o)the Pyramis(R) Government Income Portfolio
       (p)the Pyramis(R) Managed Risk Portfolio
       (q)the Schroders Global Multi-Asset Portfolio

3. OTHER INFORMATION

In the "Distributor" section, replace the address for Distributor with "1095 Avenue of the Americas, New York, NY 10036."

4. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

5. INVESTMENT OPTIONS

Replace the listing of available investment portfolios with the information attached to this prospectus supplement.

6. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                                                      Telephone: (800) 842-9325

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INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Global Growth Fund         0.52%        0.25%          0.03%      0.00%      0.80%          -          0.80%
 American Funds Growth Fund                0.33%        0.25%          0.02%      0.00%      0.60%          -          0.60%
 American Funds Growth-Income Fund         0.27%        0.25%          0.02%      0.00%      0.54%          -          0.54%
FIDELITY (Reg. TM) VARIABLE INSURANCE
  PRODUCTS
 Contrafund (Reg. TM) Portfolio            0.55%        0.10%          0.09%      0.00%      0.74%          -          0.74%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Income VIP Fund                  0.45%        0.25%          0.02%      0.00%      0.72%          -          0.72%
 Templeton Foreign VIP Fund                0.64%        0.25%          0.14%      0.00%      1.03%          -          1.03%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Appreciation         0.70%        0.00%          0.05%      0.00%      0.75%       0.00%         0.75%
  Portfolio
 ClearBridge Variable Equity Income        0.75%        0.25%          0.06%      0.00%      1.06%       0.00%         1.06%
  Portfolio
 ClearBridge Variable Large Cap Value      0.65%        0.00%          0.08%      0.00%      0.73%       0.00%         0.73%
 Portfolio
 ClearBridge Variable Small Cap Growth     0.75%        0.00%          0.08%      0.00%      0.83%       0.00%         0.83%
 Portfolio
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Western Asset Variable Global High        0.70%        0.00%          0.11%      0.00%      0.81%       0.00%         0.81%
  Yield
 Bond Portfolio
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic          0.61%        0.25%          0.03%      0.01%      0.90%       0.02%         0.88%
  Allocation
 Portfolio
 Allianz Global Investors Dynamic          0.68%        0.25%          0.93%      0.00%      1.86%       0.66%         1.20%
  Multi-Asset
 Plus Portfolio
 AQR Global Risk Balanced Portfolio        0.61%        0.25%          0.04%      0.03%      0.93%       0.02%         0.91%
 BlackRock Global Tactical Strategies      0.66%        0.25%          0.01%      0.14%      1.06%       0.03%         1.03%
  Portfolio
 Clarion Global Real Estate Portfolio      0.60%        0.25%          0.05%      0.00%      0.90%          -          0.90%
 ClearBridge Aggressive Growth Portfolio   0.59%        0.25%          0.02%      0.00%      0.86%       0.00%         0.86%
 Invesco Balanced-Risk Allocation          0.64%        0.25%          0.04%      0.03%      0.96%       0.03%         0.93%
  Portfolio
 Invesco Comstock Portfolio                0.57%        0.25%          0.02%      0.00%      0.84%       0.02%         0.82%
 Invesco Mid Cap Value Portfolio           0.65%        0.25%          0.05%      0.08%      1.03%       0.02%         1.01%
 Invesco Small Cap Growth Portfolio        0.85%        0.00%          0.02%      0.00%      0.87%       0.02%         0.85%
 JPMorgan Global Active Allocation         0.74%        0.25%          0.09%      0.00%      1.08%       0.05%         1.03%
  Portfolio
 JPMorgan Small Cap Value Portfolio        0.77%        0.00%          0.06%      0.04%      0.87%       0.09%         0.78%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.05%      0.00%      0.80%       0.03%         0.77%
 Portfolio

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST (CONTINUED)
 MetLife Balanced Plus Portfolio           0.24%        0.25%          0.01%      0.42%      0.92%       0.00%         0.92%
 MetLife Multi-Index Targeted Risk         0.18%        0.25%          0.11%      0.22%      0.76%          -          0.76%
  Portfolio
 MFS (Reg. TM) Emerging Markets Equity     0.87%        0.25%          0.15%      0.00%      1.27%       0.01%         1.26%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.07%      0.00%      1.00%       0.06%         0.94%
  Portfolio
 Morgan Stanley Mid Cap Growth Portfolio   0.64%        0.25%          0.05%      0.00%      0.94%       0.01%         0.93%
 Oppenheimer Global Equity Portfolio       0.67%        0.25%          0.08%      0.00%      1.00%       0.03%         0.97%
 PanAgora Global Diversified Risk          0.65%        0.25%          0.98%      0.02%      1.90%       0.58%         1.32%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.08%      0.00%      0.80%       0.00%         0.80%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.65%        0.00%          0.05%      0.00%      0.70%       0.04%         0.66%
 Pioneer Strategic Income Portfolio        0.57%        0.00%          0.06%      0.00%      0.63%          -          0.63%
 Pyramis (Reg. TM) Government Income       0.42%        0.25%          0.03%      0.00%      0.70%          -          0.70%
  Portfolio
 Pyramis (Reg. TM) Managed Risk            0.45%        0.25%          0.45%      0.46%      1.61%       0.35%         1.26%
  Portfolio
 Schroders Global Multi-Asset Portfolio    0.65%        0.25%          0.10%      0.05%      1.05%          -          1.05%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 WMC Large Cap Research Portfolio          0.59%        0.15%          0.03%      0.00%      0.77%       0.05%         0.72%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio           0.33%        0.15%          0.02%      0.00%      0.50%       0.00%         0.50%
 BlackRock Capital Appreciation            0.69%        0.00%          0.02%      0.00%      0.71%       0.01%         0.70%
  Portfolio
 BlackRock Money Market Portfolio          0.33%        0.15%          0.02%      0.00%      0.50%       0.02%         0.48%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%         0.51%
 MFS (Reg. TM) Total Return Portfolio      0.55%        0.20%          0.04%      0.00%      0.79%          -          0.79%
 MFS (Reg. TM) Value Portfolio             0.70%        0.00%          0.02%      0.00%      0.72%       0.14%         0.58%
 Neuberger Berman Genesis Portfolio        0.80%        0.25%          0.03%      0.00%      1.08%       0.01%         1.07%
MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Asset Allocation 100 Portfolio    0.07%        0.25%          0.01%      0.70%      1.03%          -          1.03%
METROPOLITAN SERIES FUND -
 ASSET ALLOCATION PORTFOLIOS
 MetLife Asset Allocation 20 Portfolio     0.09%        0.25%          0.02%      0.52%      0.88%       0.01%         0.87%
 MetLife Asset Allocation 40 Portfolio     0.07%        0.25%          0.01%      0.57%      0.90%          -          0.90%
 MetLife Asset Allocation 60 Portfolio     0.06%        0.25%          0.00%      0.62%      0.93%          -          0.93%
 MetLife Asset Allocation 80 Portfolio     0.06%        0.25%          0.01%      0.66%      0.98%          -          0.98%



The information shown in the table above was provided by the Investment Portfolios and we have not independently verified that information. Net Total Annual Portfolio Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Investment Portfolio's 2014 prospectus. "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is such an arrangement in effect for a Investment Portfolio, but that the expenses of the Investment Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Investment Portfolio's board of directors or trustees, are not shown.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)

Fidelity (Reg. TM) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. serves as the sub-adviser. The following Service Class portfolio is available under the contract:


     Contrafund (Reg. TM) Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for the Franklin Income VIP Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. The following Class 2 portfolios are available under the contract:


     Franklin Income VIP Fund

     (formerly Franklin Income Securities Fund)

     Templeton Foreign VIP Fund

     (formerly Templeton Foreign Securities Fund)



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I or Class II portfolios are available under the contract:


     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Equity Income Portfolio (Class II)

     ClearBridge Variable Large Cap Value Portfolio (Class I)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio

     (formerly Lord Abbett Mid Cap Value Portfolio)

     Invesco Small Cap Growth Portfolio (Class A)

     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio (Class A)

     Met/Franklin Low Duration Total Return Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)

     Pyramis (Reg. TM) Government Income Portfolio

     Pyramis (Reg. TM) Managed Risk Portfolio

     Schroders Global Multi-Asset Portfolio

     T. Rowe Price Large Cap Value Portfolio

     WMC Large Cap Research Portfolio (Class E)

     (formerly BlackRock Large Cap Core Portfolio)



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:



     BlackRock Bond Income Portfolio (Class E)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Money Market Portfolio (Class E)

     MetLife Stock Index Portfolio (Class B)

     MFS (Reg. TM) Total Return Portfolio (Class F)

     MFS (Reg. TM) Value Portfolio (Class A)

     Neuberger Berman Genesis Portfolio (Class B)

MET INVESTORS SERIES TRUST - ASSET ALLOCATION PORTFOLIO (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is available under the contract:


     MetLife Asset Allocation 100 Portfolio

     (formerly MetLife Aggressive Strategy Portfolio)



METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Metropolitan Series Fund, Inc., the following Class B Asset Allocation Portfolios are available under the contract:


     MetLife Asset Allocation 20 Portfolio

     (formerly MetLife Conservative Allocation Portfolio)

     MetLife Asset Allocation 40 Portfolio

     (formerly MetLife Conservative to Moderate Allocation Portfolio)

     MetLife Asset Allocation 60 Portfolio

     (formerly MetLife Moderate Allocation Portfolio)

     MetLife Asset Allocation 80 Portfolio

     (formerly MetLife Moderate to Aggressive Allocation Portfolio)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

AMERICAN FUNDS GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks long-term growth of capital.

AMERICAN FUNDS GROWTH FUND

INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks growth of capital.

AMERICAN FUNDS GROWTH-INCOME FUND

INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks long-term growth of capital and income.

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS

Fidelity(R) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. The following Service Class portfolio is available under the contract:

CONTRAFUND(R) PORTFOLIO

INVESTMENT OBJECTIVE: The Contrafund(R) Portfolio seeks long-term capital appreciation.

SUBADVISER: FMR Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Income VIP Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund. The following Class 2 portfolios are available under the contract:

FRANKLIN INCOME VIP FUND (formerly Franklin Income Securities Fund)

INVESTMENT OBJECTIVE: The Franklin Income VIP Fund seeks to maximize income while maintaining prospects for capital appreciation.

TEMPLETON FOREIGN VIP FUND (formerly Templeton Foreign Securities Fund)

INVESTMENT OBJECTIVE: The Templeton Foreign VIP Fund seeks long-term capital growth.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I or Class II portfolios are available under the contract:

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO -- CLASS I

INVESTMENT OBJECTIVE: The ClearBridge Variable Appreciation Portfolio seeks long-term appreciation of capital.

SUBADVISER: ClearBridge Investments, LLC

CLEARBRIDGE VARIABLE EQUITY INCOME PORTFOLIO -- CLASS II

INVESTMENT OBJECTIVE: The ClearBridge Variable Equity Income Portfolio seeks a high level of current income. Long-term capital appreciation is a secondary objective.

SUBADVISER: ClearBridge Investments, LLC

CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO -- CLASS I

INVESTMENT OBJECTIVE: The ClearBridge Variable Large Cap Value Portfolio seeks long-term growth of capital. Current income is a secondary objective.

SUBADVISER: ClearBridge Investments, LLC

CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO -- CLASS I

INVESTMENT OBJECTIVE: The ClearBridge Variable Small Cap Growth Portfolio seeks long-term growth of capital.

SUBADVISER: ClearBridge Investments, LLC

LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following Class I portfolio is available under the contract:

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

INVESTMENT OBJECTIVE: The Western Asset Variable Global High Yield Bond Portfolio seeks to maximize total return.

SUBADVISER: Western Asset Management Company, Western Asset Management Company Limited, and Western Asset Management Company Pte. Ltd.

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. The following portfolios are available under the contract:

ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.

SUBADVISER: AllianceBernstein L.P.

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.

SUBADVISER: Allianz Global Investors U.S. LLC

AQR GLOBAL RISK BALANCED PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.

SUBADVISER: AQR Capital Management, LLC

BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.

SUBADVISER: BlackRock Financial Management, Inc.

CLARION GLOBAL REAL ESTATE PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.

SUBADVISER: CBRE Clarion Securities LLC

CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

SUBADVISER: ClearBridge Investments, LLC

INVESCO BALANCED-RISK ALLOCATION PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

SUBADVISER: Invesco Advisers, Inc.

INVESCO COMSTOCK PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.

SUBADVISER: Invesco Advisers, Inc.

INVESCO MID CAP VALUE PORTFOLIO -- CLASS B
(formerly Lord Abbett Mid Cap Value Portfolio)

INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.

SUBADVISER: Invesco Advisers, Inc. (formerly Lord, Abbett & Co. LLC )

INVESCO SMALL CAP GROWTH PORTFOLIO -- CLASS A

INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.

SUBADVISER: Invesco Advisers, Inc.

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.

SUBADVISER: J.P. Morgan Investment Management Inc.

JPMORGAN SMALL CAP VALUE PORTFOLIO -- CLASS A

INVESTMENT OBJECTIVE: The JPMorgan Small Cap Value Portfolio seeks long-term capital growth.

SUBADVISER: J.P. Morgan Investment Management Inc.

MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.

SUBADVISER: Franklin Advisers, Inc.

METLIFE BALANCED PLUS PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC

METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.

SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC

MFS(R) EMERGING MARKETS EQUITY PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The MFS(R) Emerging Markets Equity Portfolio seeks capital appreciation.

SUBADVISER: Massachusetts Financial Services Company

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The MFS(R) Research International Portfolio seeks capital appreciation.

SUBADVISER: Massachusetts Financial Services Company

MORGAN STANLEY MID CAP GROWTH PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The Morgan Stanley Mid Cap Growth Portfolio seeks capital appreciation.

SUBADVISER: Morgan Stanley Investment Management Inc.

OPPENHEIMER GLOBAL EQUITY PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The Oppenheimer Global Equity Portfolio seeks capital appreciation.

SUBADVISER: OppenheimerFunds, Inc.

PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.

SUBADVISER: PanAgora Asset Management, Inc.

PIMCO INFLATION PROTECTED BOND PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.

SUBADVISER: Pacific Investment Management Company LLC

PIMCO TOTAL RETURN PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

SUBADVISER: Pacific Investment Management Company LLC

PIONEER FUND PORTFOLIO -- CLASS A

INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.

SUBADVISER: Pioneer Investment Management, Inc.

PIONEER STRATEGIC INCOME PORTFOLIO -- CLASS A

INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.

SUBADVISER: Pioneer Investment Management, Inc.

PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The Pyramis(R) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.

SUBADVISER: Pyramis Global Advisors, LLC

PYRAMIS(R) MANAGED RISK PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The Pyramis(R) Managed Risk Portfolio seeks total return.

SUBADVISER: Pyramis Global Advisors, LLC

SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.

SUBADVISER: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited

T. ROWE PRICE LARGE CAP VALUE PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

SUBADVISER: T. Rowe Price Associates, Inc.

WMC LARGE CAP RESEARCH PORTFOLIO -- CLASS E
(formerly Black Rock Large Cap Core Portfolio)

INVESTMENT OBJECTIVE: The WMC Large Cap Research Portfolio seeks long-term capital appreciation.

SUBADVISER: Wellington Management Company, LLP (formerly BlackRock Financial Management, Inc.)

METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:

BLACKROCK BOND INCOME PORTFOLIO -- CLASS E

INVESTMENT OBJECTIVE: The BlackRock Bond Income Portfolio seeks a competitive total return primarily from investing in fixed-income securities.

SUBADVISER: BlackRock Advisors, LLC

BLACKROCK CAPITAL APPRECIATION PORTFOLIO -- CLASS A

INVESTMENT OBJECTIVE: The BlackRock Capital Appreciation Portfolio seeks long-term growth of capital.

SUBADVISER: BlackRock Advisors, LLC

BLACKROCK MONEY MARKET PORTFOLIO -- CLASS E

INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.

An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.

SUBADVISER: BlackRock Advisors, LLC

METLIFE STOCK INDEX PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500(R) Composite Stock Price Index.

SUBADVISER: MetLife Investment Management, LLC

MFS(R) TOTAL RETURN PORTFOLIO -- CLASS F

INVESTMENT OBJECTIVE: The MFS(R) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

SUBADVISER: Massachusetts Financial Services Company

MFS(R) VALUE PORTFOLIO -- CLASS A

INVESTMENT OBJECTIVE: The MFS(R) Value Portfolio seeks capital appreciation.

SUBADVISER: Massachusetts Financial Services Company

NEUBERGER BERMAN GENESIS PORTFOLIO -- CLASS B

INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.

SUBADVISER: Neuberger Berman Management LLC

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION
PORTFOLIOS -- CLASS B

In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio is available under the contract:

METLIFE ASSET ALLOCATION 100 PORTFOLIO (formerly MetLife Aggressive Strategy Portfolio)

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.

METROPOLITAN SERIES FUND -- ASSET ALLOCATION
PORTFOLIOS -- CLASS B

In addition to the Metropolitan Series Fund portfolios listed above, the following Class B portfolios are available under the contract:

METLIFE ASSET ALLOCATION 20 PORTFOLIO (formerly MetLife Conservative Allocation Portfolio)

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.

METLIFE ASSET ALLOCATION 40 PORTFOLIO (formerly MetLife Conservative to Moderate Allocation Portfolio)

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.

METLIFE ASSET ALLOCATION 60 PORTFOLIO (formerly MetLife Moderate Allocation Portfolio)

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE ASSET ALLOCATION 80 PORTFOLIO (formerly MetLife Moderate to Aggressive Allocation Portfolio)

INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.